Cover	Apr. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2021
Entity Registrant Name	LABOR SMART, INC.
Entity Central Index Key	0001522469
Entity Tax Identification Number	45-2433287
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3270 Florence Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Powder Springs
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30127
City Area Code	917
Local Phone Number	546-7768
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false